Accumulated other comprehensive loss (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Unrealized gain from changes in fair value of financial instruments	$ 10,463
Unrealized loss from changes in fair value of financial instruments		$ 24,320